PERMANENT MASTER ISSUER PLC ABS-15G

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures	Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

The Directors

Permanent Master Issuer PLC

1 Bartholomew Lane

London

EC2N 2AX

(the “Issuer”)

The Directors

Bank of Scotland plc

The Mound

Edinburgh

EH1 1YZ

(the “Seller”)

Lloyds Bank Corporate Markets PLC

10 Gresham Street

London

EC2V 7AE

(the “Arranger” and “Lloyds”)

Barclays Bank PLC

1 Churchill Place

London

E14 5HP

(“Barclays”)

Banco Santander, S.A.

Paseo Pereda, 9 - 12

Santander

Cantabria

39004

(“Santander”, and together with Lloyds and Barclays, the “Joint Lead Managers”)

and the other Managers (as defined in the Engagement Letter)

5 May 2023

Dear Sirs/Madams,

PROPOSED ISSUE BY Permanent Master Issuer PLC OF SERIES 2023-1 RESIDENTIAL MORTGAGE-BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers, and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2023 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed upon Procedures”).

The Seller provided us with a data file ‘Permanent Project Troy roll nos.xlsx’ (the “First Pool Run”) containing 96,935 account numbers corresponding to each loan in the Loan Pool as at 31 January 2023 (the “Cut-off Date”).

A random sample of 458 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided us with the data file ‘Deloitte Sample - full data.xlsx’ containing information for each loan in the Sample (the “Sample Pool”) as at the Cut-off Date.

We have carried out the Agreed upon Procedures on the Sample Pool during the period 6 to 10 March 2023.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.15 under the pool Agreed upon Procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Mortgage Application Form/Application Summary, Customer Confirmation, Customer Declaration Form, Offer, Valuation Report, MSP Archive, Mortgage Deed held on the land registry website, Land Registry Charge, MSP System, MSP+ System and mortgage customer profile on the UFSS System (together with the MSP System and MSP+ System, the “Systems”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool Agreed upon Procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Borrower’s Name(s)

In cases where the surname of one borrower changed to the surname of a joint borrower, we were informed by the Seller that such changes are as a result of changes in the marital status of the borrowers. For the avoidance of doubt, we did not check that any change in the surname of the borrower was due to a change in their marital status, as no evidence of changes to the marital status was available in the mortgage file.

2.1.1.	For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown in the Sample Pool substantially agreed with that/those shown on the Mortgage Application Form or to at least one of the Systems. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the Mortgage Application Form or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.2.	For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown in the Sample Pool substantially agreed with the Offer or to at least one of the Systems. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the Offer or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.3.	For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown on the Sample Pool substantially agreed with that/those shown on Valuation Report or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the Valuation Report or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.4.	For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the borrower’s name(s) shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) agreed to the Mortgage Deed or Land Registry Charge, except for 13 cases.

Deloitte ref	Description of exception
DT283	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT295	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT314	Land Registry application pending
DT331	Land Registry application pending
DT375	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT388	Land Registry application pending
DT397	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT412	Borrower name shown on the Sample Pool does not agree to the owner

Deloitte ref	Description of exception
shown on the Land Registry Charge
DT415	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT427	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT442	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT443	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge
DT449	Borrower name shown on the Sample Pool does not agree to the owner shown on the Land Registry Charge

As a result of the procedure performed there is a 99% confidence that not more than 6% of the First Pool Run contained errors.

2.2.	Property Address

We were instructed by the Seller that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. Additionally, for new build properties, we were instructed by the Seller to assume that differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors if the property address was not substantially different as it can be expected that the property address can change as a mortgage progresses from application to completion. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, but the other segments of the property address substantially agreed then we did not treat this as an error. For the avoidance of doubt if the property address and the Sample Pool were not substantially different then we did not treat this as an error.

2.2.1.	For each loan in the Sample Pool, we confirmed whether the property address shown in the Sample Pool substantially agreed with that on the Mortgage Application Form or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the Mortgage Application Form or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.2.	For each loan in the Sample Pool, we confirmed whether the property address shown in the Sample Pool substantially agreed with the Offer or to at least one of the Systems. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the Offer or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.3.	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed with that shown on the Valuation Report or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the Valuation Report or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.4.	For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the property address shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address agreed to the Mortgage Deed or Land Registry Charge, except for 1 case.

Deloitte ref	Description of exception
DT388	Land Registry application pending

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.3.	Property Tenure

For each loan in the Sample Pool, we confirmed whether the property tenure shown in the Sample Pool agreed with the Land Registry Charge or the Valuation Report or to at least one of the Systems, in the case of “drive by valuations”. We found that the property tenure agreed to the Land Registry Charge or the Valuation Report or to at least one of the Systems, in the case of “drive by valuations”, except for 1 case.

Deloitte ref	Description of exception
DT169	Sample Pool = Leasehold; Land Registry Charge = Freehold

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.4.	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the loan purpose agreed to the Offer or to at least one of the Systems, except for 1 case.

Deloitte ref	Description of exception
DT001	Original Offer unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.5.	Purchase Price

For each loan in the Sample Pool, we confirmed whether the purchase price shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the purchase price agreed to the Offer or to at least one of the Systems, except for 4 cases.

Deloitte ref	Description of exception
DT001	Sample Pool = £54,500; Systems = £0
DT004	Sample Pool = £110,000; Systems = £0
DT168	Sample Pool = £345,500; Systems = £347,000
DT183	Sample Pool = £405,000; Systems = £410,250

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.6.	Amount(s) Advanced (original loan amounts)

For each mortgage loan in the Sample Pool, we confirmed whether the amount advanced shown in the Sample Pool agreed to within £50 of that shown on the Offer or to at least one of the Systems. We found that the amount advanced agreed to within £50 of that shown on the Offer or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7.	Date Advanced (completion date)

For each loan in the Sample Pool, we confirmed whether the date the amount was advanced in the Sample Pool agreed with that shown on UFSS System. We found that the date the amount was advanced in the Sample Pool agreed with that shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	Securitisation Balance

For each loan in the Sample Pool, we confirmed whether the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at the Cut-off-Date. We found that the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at the Cut-off-Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.	Remaining Loan Term

For each loan in the Sample Pool, we confirmed whether the remaining loan term shown in the Sample Pool agreed to the remaining loan term for the primary account shown on the UFSS System. We found that the remaining loan term in the Sample Pool agreed to the remaining loan term for the primary account shown on the UFSS System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date shown in the Sample Pool agreed to the Valuation Report or to at least one of the Systems. We found that the valuation date shown in the Sample Pool agreed to the Valuation Report or to at least one of the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown in the Sample Pool agreed to either the ‘Present Condition’ or ‘Essential repairs/construction completed’ valuation amount stated on the Valuation Report or to at least one of the Systems. We found that the valuation amount shown in the Sample Pool agreed to the Valuation Report or to at least one of the Systems, except for 1 case.

Deloitte ref	Description of exception
DT007	Sample Pool = £75,000; Valuation Report = £72,000

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.12.	Approved Valuer

For each loan in the Sample Pool, we confirmed whether the approved valuer shown in the Sample Pool agreed to the list of approved valuers on the Systems. We found that the approved valuer on the Sample Pool agreed to the list of approved valuers on the Systems, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Document Signatories

2.13.1.	For each loan in the Sample Pool, we confirmed the Customer Confirmation was present in the loan file or the Customer Declaration Form or Mortgage Deed had been signed in the space designated for the borrower(s) signature. For the avoidance of doubt, we did not perform any procedures to verify the signature on the Customer Confirmation, Customer Declaration or Mortgage Deed was that of the borrower(s). We found that the Customer Confirmation was present in the loan file or the Customer Declaration Form or Mortgage Deed had been signed in the space designated for the borrower(s) signature, except for 2 cases.

Deloitte ref	Description of exception
DT001	Customer Declaration Form unavailable
DT010	Customer Declaration Form unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.13.2.	For each loan in the Sample Pool, we confirmed the Valuation Report had been signed in the space designated for the Valuer, where a mortgage loan was processed on the MSP System we confirmed that the electronic valuation was on the MSP System. We found that the Valuation Report had been signed by the space designated for the Valuer for mortgages not processed on the MSP System or there was an electronic valuation on the MSP System, except for 1 case.

Deloitte ref	Description of exception
DT180	electronic valuation on the MSP System was unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.13.3.	For each loan in the Sample Pool, we confirmed whether Bank of Scotland plc held first lien status on the Land Registry Charge. We found that Bank of Scotland plc held first lien status on the Land Registry Charge, except for 23 cases.

Deloitte ref	Description of exception
DT059	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT283	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT295	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT314	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT331	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT375	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT388	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT393	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT394	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT395	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT397	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT398	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT401	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT412	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT415	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT422	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT427	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT434	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT442	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT443	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT446	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT449	Bank of Scotland plc does not hold first lien status on the Land Registry Charge
DT455	Bank of Scotland plc does not hold first lien status on the Land Registry Charge

As a result of the procedure performed there is a 99% confidence that not more than 8% of the First Pool Run contained errors.

2.14.	Account Number

For each loan in the Sample Pool, we confirmed the account number shown on the Sample Pool agreed with that shown on Systems as at the Cut-off-Date. We found that the account number agreed with that shown on the Systems as at the Cut-off-Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Arrears Balance

For each loan in the Sample Pool, we confirmed the arrears balance shown on the Sample Pool agreed with that shown on the Systems as at the Cut-off-Date. We found that the arrears balance agreed with that shown on the Systems as at the Cut-off-Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Eligibility Criteria

The Seller provided the data file ‘tbl_Pool_Open_Normal.xlsx’ (the “Eligibility Data File”) containing data in respect of the Loan Pool as at 30 April 2023. For the avoidance of doubt, we have not independently verified the data in the Eligibility Data Files. We used the Eligibility Data File to confirm whether certain eligibility criteria of the base prospectus dated 24 April 2023 (the “Base Prospectus”) had been met. Certain eligibility criteria included within the Base Prospectus cannot be validated against a data file and as such have not been tested. These procedures performed were as follows:

●	We confirmed that each loan was originated by the Seller, with no exception.

●	We confirmed that each loan was originated no earlier than 1 February 1996 and no later than 31 December 2025, with no exception.

●	We confirmed that each loan matures no later than 31 December 2065, with no exception.

●	We confirmed that each loan does not have an outstanding principal balance of more than £1,000,000, with no exception.

●	We confirmed that all borrowers are individuals, with no exception.

●	We confirmed that each loan has had at least two monthly payments made, with no exception.

●	We confirmed that each loan with a fixed interest rate type has a fixed interest period, with no exception.

●	We confirmed that each loan is either a variable rate loan, tracker rate loan or fixed rate loan, with no exception.

●	We confirmed that each of the properties are in England, Wales or Scotland, with no exception.

●	We confirmed that each property has a valuation dated not more than 12 prior to the origination date of the loan, except for 1 case.

origination date	valuation date	difference
28/06/2022	17/05/2021	13 months

4.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

5.	This Asset Agreed Upon Procedures Report

has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

6.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 4 May 2023, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP